9. Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Notes
9. Commitments and Contingencies

9.       COMMITMENTS AND CONTINGENCIES

          The Company's operations are carried on in locations which are occupied under operating lease agreements.  These lease agreements usually provide for a lease term of five years with the Company holding a renewal option for an additional five years.  Total operating lease expense was $5,511,912, $5,218,119 and $5,010,851 for the years ended December 31, 2013, 2012 and 2011, respectively.  The Company’s minimum aggregate lease commitments at December 31, 2013 are shown in the table below.

Year	Operating Leases

2014	$5,309,908
2015	4,591,431
2016	3,276,188
2017	2,131,058
2018	849,133
2019 and beyond	27,259
Total	$16,184,977

            The Company is involved in various claims and lawsuits incidental to its business from time to time.  In the opinion of Management, the ultimate resolution of any such known claims and lawsuits will not have a material effect on the Company's financial position, liquidity or results of operations.